FINANCIAL INSTRUMENTS - Derivative instruments (Details) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
FINANCIAL INSTRUMENTS
Amount receivable	R$ 52,868	R$ 766
Amount payable	1,747	20,648
Fair value of derivatives
Current assets	16,921	766
Non-current assets	35,947
Total assets	52,868	766
Current liabilities	1,747	19,042
Non-current liabilities		1,606
Total liabilities	1,747	20,648
Net income
Gains on financial instruments	86,743	39,895
Losses on financial instruments	(263,644)	(54,874)
Total gains (losses) on financial instruments	(176,901)	(14,979)	R$ 39,079
Other comprehensive income
Gains on financial instruments		783
Losses on financial instruments	(783)
Total gains (losses) on financial instruments	(783)	783
Currency forward contracts | Maturity In 2024
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument | $					$ 34.2
Amount payable		17,337
Commodity derivatives | Maturity In 2024
FINANCIAL INSTRUMENTS
Amount receivable		32
Amount payable		1,349
Commodity derivatives | Maturity In 2025
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument | $				$ 4.3
Amount payable	1,747
Commodity contracts | Maturity In 2024
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument | $					12.1
Commodity contracts | Maturity in 2026
FINANCIAL INSTRUMENTS
Amount receivable	R$ 16,921
Swaps IPCA x DI | Maturity In 2024
FINANCIAL INSTRUMENTS
Nominal amount of hedging instrument		450,000
Amount receivable		734
Amount payable		R$ 356
Swaps USD x DI | Maturity in 2026
FINANCIAL INSTRUMENTS
Percentage of basis used to calculate interest rate	107.90%	107.90%
Nominal amount of hedging instrument | $				$ 30.6	$ 30.6
Amount receivable	R$ 35,947
Amount payable		R$ 1,606